ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
ORDINARY SHARES

16. ORDINARY SHARES

As of December 31, 2024 and 2025, 190,100,000,000 and 190,100,000,000 ordinary shares had been authorized, respectively. A total of 64,933,147,436 ordinary shares, par value US$0.0001 per share, consists of 64,892,337,575 Class A ordinary shares (excluding 1,643,712,892 Class A ordinary shares issued to the Company’s depositary bank for bulk issuance of ADSs reserved for future issuances upon the exercise or vesting of awards granted under the Company’s share incentive plan) and 40,809,861 Class B ordinary shares, had been issued and outstanding as of December 31, 2025. A total of 56,395,662,999 ordinary shares, par value US$0.0001 per share, consists of 56,354,853,138 Class A ordinary shares (excluding 7,563,892 Class A ordinary shares issued to the Company’s depositary bank for bulk issuance of ADSs reserved for future issuances upon the exercise or vesting of awards granted under the Company’s share incentive plan) and 40,809,861 Class B ordinary shares, had been issued and outstanding as of December 31, 2024. Each Class B ordinary share was entitled to 10 votes, while each Class A ordinary shares was entitled to one vote.

In June 2021, the Company entered into a supplemental agreement with 2024 Notes holders. Pursuant to the supplemental agreement, 30% of the outstanding 2024 Notes principal amount would be converted into a total of 66,990,291 Class A ordinary shares at a price of US$1.03 per Class A ordinary share upon the first closing. On July 12, 2021, the aforementioned conversion was completed and a total of 66,990,291 Class A ordinary shares were issued.

In July 2022, the Company entered into a definitive agreement with 58.com, pursuant to which the Company issued 183,495,146 Class A ordinary shares with par value of US$0.0001 per share to 58.com in exchange for the full release of the Company’s obligations under the 2024 Notes issued to 58.com amounting to US$63.0 million on June 10, 2019. These shares were issued at a price equivalent to US$0.3433 per Class A ordinary share.

In August 2022, the Company entered into a definitive agreement with ClearVue, pursuant to which the Company issued 36,699,029 Class A ordinary shares with par value of US$0.0001 per share to ClearVue in exchange for the full release of the Company’s obligations under the 2024 Notes issued to ClearVue amounting to US$12.6 million on June 10, 2019. These shares were issued at a price equivalent to US$0.3433 per Class A ordinary share with a fair value of RMB62.8 million.

Effective October 28, 2022, the Company changed its ADS to Class A ordinary share ratio from each ADS representing three Class A ordinary shares to each ADS representing 30 Class A ordinary shares (“the ADS Ratio Change”). Effective on January 16, 2024, the Company further changed its ADS to Class A ordinary share ratio from each ADS representing 30 Class A ordinary shares to each ADS representing 300 Class A ordinary shares (the “Second ADS Ratio Change”). The ADS Ratio Change has been reflected retroactively herein.

On March 27, 2024, as agreed by all the preferred shareholders, all of the Company’s 2,810,961,908 outstanding senior convertible preferred shares were converted into 54,960,889,255 Class A ordinary shares. Accordingly, subscription receivable of US$16.4 million due from one of the preferred shareholders before conversion reflected as a deduction from mezzanine equity was presented as subscriptions receivable, a contra-equity balance on the Consolidated Balance Sheets as of March 31, 2024. The subscription receivables amounting to US$7.0 million were subsequently received in May, June and July 2024, and the remaining subscription receivables amounting to US$9.4 million were received from NIO Capital in September 2025.

In November 2024, the Company entered into a Share Subscription Agreement with Lightwind. Pursuant to this agreement and subject to the fulfilment of specified conditions, Lightwind agreed to purchase 1,543,845,204 Class A Ordinary Shares of the Company with par value of US$0.0001 per share for a total consideration of US$7.5 million. As of December 31, 2025, the Company had received US$7.5 million from Lightwind and issued 1,543,845,204 Class A Ordinary Shares of the Company to Lightwind.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

16. ORDINARY SHARES (CONTINUED)

In March 2025, the Company entered into a share subscription agreement with Fame Dragon Global, pursuant to which Fame Dragon Global agreed to purchase 5,738,268,233 Class A Ordinary Shares of the Company with par value of US$0.0001 per share for a total consideration of US$27.8 million. In substance, the Company issued a forward contract to Fame Dragon, as Fame Dragon is obligated to purchase the shares, and the Company is required to issue them upon the satisfaction of the closing conditions at the pre-agreed price and amount which shall be a deemed dividend to the forward contract holder recorded in the additional paid-in capital. In addition, given that this forward contract is considered indexed to the Company’s own stock and meet the requirement for equity classification, it was also classified under the Company’s equity and was initially measured at fair value amounting to RMB180.8 million with no subsequent remeasurement. As of December 31, 2025, the Company had received US$27.8 million from Fame Dragon Global and issued 5,738,268,233 Class A Ordinary Shares of the Company to Fame Dragon Global and entities designated by Fame Dragon Global.

On December 18, 2025, the Company entered into a definitive agreement with Abundant Grace Investment Limited, an entity affiliated with Mr. Bin Li, a director of the Company. Pursuant to the definitive agreement, Abundant Grace Investment Limited agreed to purchase 1,200,000,000 Class A Ordinary Shares of the Company with par value of US$0.0001 per share at a price of US$0.00833 per Class A Ordinary Share (equivalent to US$2.5 per ADS) for a total consideration of US$10 million, which is expected to be paid in multiple installments. The closings of the subscriptions are subject to customary closing conditions. As of December 31, 2025, the Company received US$7.0 million from Abundant Grace Investment Limited and fully issued 1,200,000,000 Class A Ordinary Shares of the Company to Abundant Grace Investment Limited, with the remaining consideration receivable of US$3.0 million due from Abundant Grace Investment Limited recorded in “Subscription receivable from shareholders”.

On December 26, 2025, Uxin entered into definitive share subscription agreements with Abundant Glory Investment L.P.(affiliates of NIO Capital) and Prestige Shine Group Limited (controlled by Joy Capital). Pursuant to the definitive agreements, Abundant Glory Investment L.P. and Prestige Shine Group Limited agreed to purchase approximately 5,200,000,000 Class A ordinary shares of the Company with par value of US$0.0001 per share at a price of US$0.00953 per Class A ordinary share for a total consideration of US$50 million. In substance, the Company issued two forward contracts to Abundant Glory Investment L.P. and Prestige Shine Group Limited, as Abundant Glory Investment L.P. and Prestige Shine Group Limited are obligated to purchase the shares, and the Company is required to issue them upon the satisfaction of the closing conditions at the pre-agreed price and amount which shall be a deemed dividend to the forward contract holder recorded in the additional paid-in capital. In addition, given that these forward contracts are considered indexed to the Company’s own stock and meet the requirement for equity classification, these forward contracts were also classified under the Company’s equity and were initially measured at fair value amounting to US$4.5 million (equivalent to approximately RMB31.3 million) with no subsequent remeasurement. On April 1, 2026, the Company received US$10.0 million from Gold Wings Holdings Limited, a subscriber designated by Abundant Glory Investment L.P. for a portion of its investment, and issued 1,049,317,943 Class A ordinary shares to Gold Wings Holdings Limited.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)